Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
CONTINUING OPERATIONS:
REVENUES	$ 44	$ 15	$ 123	$ 1,054	$ 1,062	$ 558
COST OF REVENUES	13	17	74	653	699	243
GROSS PROFIT (LOSS)	31	(2)	49	401	363	315
OPERATING EXPENSES:
Salaries and salary related costs, including non-cash share-based compensation of $2,722 and $20,592 for 2019 and 2018, respectively (Note 13)					4,848	25,962
Professional fees and consulting, including non-cash share-based compensation of $405 and $2,860 for 2019 and 2018, respectively (Note 13)					1,315	4,812
Selling, general and administrative	2,232	1,943	5,464	6,527	1,671	1,677
Depreciation, amortization, and impairment	68	306	216	924	3,357	818
Research and development	424	900	2,109	2,541	3,320	5,576
Total operating expenses	2,724	3,149	7,789	9,992	14,511	38,845
Loss from continuing operations before other expenses	(2,693)	(3,151)	(7,740)	(9,591)	(14,148)	(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities	(2,376)	1,587	(2,392)	2,623	3,160	9,316
Loss on exchange of warrants for common stock	(220)		(1,059)
Gain on sale of equipment	16		16
(Interest expense), net of interest income	(188)	(362)	(323)	(369)	(417)	(55)
Total other income	(2,768)	1,225	(3,758)	2,254	2,743	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(5,461)	(1,926)	(11,498)	(7,337)	(11,405)	(29,269)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		(757)		(1,923)	(2,300)	(4,181)
Gain on disposal of discontinued operations			2		57	636
Total discontinued operations		(757)	2	(1,923)	(2,243)	(3,545)
PROVISION FOR INCOME TAXES					(2)	(22)
NET LOSS	$ (5,461)	$ (2,683)	$ (11,496)	$ (9,260)	$ (13,650)	$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.08)	$ (0.04)	$ (0.19)	$ (0.14)	$ (0.23)	$ (0.64)
Discontinued operations		(0.01)		(0.04)	(0.04)	(0.08)
Total	$ (0.08)	$ (0.05)	$ (0.19)	$ (0.18)	$ (0.27)	$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	67,540,000	51,974,000	61,342,000	50,489,000	51,010	45,500